UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2009

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       04/29/2009
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $128,282


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                             March 31, 2009


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Level 3 Communications Inc Con CNV              52729NAG5     1341  1390000  PRN      SOLE                1365000             25000
Level 3 Communications Inc Con CNV              52729NAS9     3846  4525000  PRN      SOLE                2280000           2245000
Freeport McMoran C&G CV $6.75  CVP              35671D782     3696 57585.000 SH       SOLE              45560.000         12025.000
Abbott Labs                    COM              002824100      638    13375  SH       SOLE                  12395               980
Anadarko Petroleum Corp        COM              032511107     1943    49964  SH       SOLE                  49384               580
Avery Dennison Corp            COM              053611109     1301    58251  SH       SOLE                  31951             26300
BP PLC Spons ADR               COM              055622104      393     9808  SH       SOLE                   9808
Berkshire Hathaway Inc         COM              084670108     2948       34  SH       SOLE                     22                12
Berkshire Hathaway Inc Cl B    COM              084670207     3917     1389  SH       SOLE                   1313                76
Boeing Co                      COM              097023105     3841   107945  SH       SOLE                  87245             20700
Canadian National Railway Co   COM              136375102      247     6980  SH       SOLE                   6905                75
Cato Corp                      COM              149205106     4577   250386  SH       SOLE                 170912             79474
Cemex S.A.B. de C.V.           COM              151290889     2895   463251  SH       SOLE                 377201             86050
Chevron Corp                   COM              166764100     6382    94912  SH       SOLE                  64738             30174
Chicago Bridge & Iron          COM              167250109     2878   458987  SH       SOLE                 364612             94375
Colgate Palmolive Co           COM              194162103      515     8725  SH       SOLE                   7550              1175
ConocoPhillips                 COM              20825c104     3386    86477  SH       SOLE                  72302             14175
Disney Co., Walt               COM              254687106     3075   169324  SH       SOLE                 139224             30100
Dominion Resources Inc         COM              25746U109     1074    34662  SH       SOLE                  33642              1020
Enerplus Resources Fund        COM              29274D604      224    13680  SH       SOLE                  13680
Exxon Mobil Corp               COM              30231G102      204     3000  SH       SOLE                   3000
Forest Oil Co                  COM              346091705     2127   161718  SH       SOLE                 130146             31572
Gencorp Inc                    COM              368682100     1145   539910  SH       SOLE                 394210            145700
Gpe Brux Lambert               COM              7097328       2327    35825  SH       SOLE                  34000              1825
Investor's Real Estate Trust   COM              461730103     4750   481703  SH       SOLE                 374723            106980
Johnson & Johnson              COM              478160104      345     6565  SH       SOLE                   6565
Kansas City Southern Industrie COM              485170302     2379   187170  SH       SOLE                 132670             54500
L-3 Communications Hldgs, Inc  COM              502424104     3284    48430  SH       SOLE                  37040             11390
Laboratory Corp of America     COM              50540R409     3974    67935  SH       SOLE                  50185             17750
Leucadia National Corp         COM              527288104     4077   273775  SH       SOLE                 218225             55550
Level 3 Communications         COM              52729N100       80    87472  SH       SOLE                  86392              1080
Lincoln Electric Holdings Inc  COM              533900106     4022   126925  SH       SOLE                  92940             33985
Nexen Inc                      COM              65334H102     5231   308415  SH       SOLE                 230195             78220
OtterTail Corporation          COM              689648103      240    10900  SH       SOLE                  10900
Patriot Coal Corp              COM              70336T104     1027   276764  SH       SOLE                 189994             86770
Peabody Energy Corp            COM              704549104     5452   217722  SH       SOLE                 168175             49547
Pfizer Inc                     COM              717081103     5031   369381  SH       SOLE                 293786             75595
Plum Creek Timber              COM              729251108     5072   174485  SH       SOLE                 129960             44525
Procter and Gamble Co          COM              742718109      220     4665  SH       SOLE                   4665
SPDR Gold Tr                   COM              78463V107     6933    76790  SH       SOLE                  60825             15965
St. Joe Company                COM              790148100     2471   147640  SH       SOLE                 102615             45025
Texas Pacific Land Trust       COM              882610108     3536   136040  SH       SOLE                 101640             34400
US Bancorp                     COM              902973304      573    39236  SH       SOLE                  39236
Vulcan Materials               COM              929160109     4835   109160  SH       SOLE                  81885             27275
Wells Fargo Co                 COM              949746101     4585   321976  SH       SOLE                 244701             77275
Winnebago Industries           COM              974637100      601   113149  SH       SOLE                  76525             36624
Wyeth                          COM              983024100      445    10350  SH       SOLE                  10150               200
S&P 500 Depository Receipts                     78462F103      901    11330  SH       SOLE                  11330
Allianz NFJ Large Cap Value Fd                  018918458      120 13375.242 SH       SOLE              13375.242
Columbia Marsico FOCEq Fd Cl A                  19765H263      145 10701.878 SH       SOLE              10701.878
Berkshire Hathaway Inc                          084670108     3035       35  SH       SOLE                      5                35
                       Total                               128,282
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